Condensed Interim Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net loss for the period	$ (4,255)	$ (2,640)
Items not affecting cash and cash equivalents:
Provision	(8)	(2)
Depreciation and amortization	40	36
Share-based compensation costs	17	27
Employee future benefits	135	99
Amortization of deferred revenues	(760)	(828)
Net foreign exchange differences	8	(174)
Other non-cash items	1	14
Refund of income taxes		881
Changes in operating assets and liabilities (note 6)	761	1,126
Net cash used in operating activities	(4,061)	(1,461)
Cash flows from financing activities
Payments on lease liabilities	(38)	(34)
Net cash used in financing activities	(38)	(34)
Cash flows from investing activities
Purchase of property and equipment	(2)	(6)
Net cash used in investing activities	(2)	(6)
Effect of exchange rate changes on cash and cash equivalents	50	(203)
Net change in cash and cash equivalents	(4,051)	(1,704)
Cash and cash equivalents – Beginning of period	50,611	65,300
Cash and cash equivalents – End of period	$ 46,560	$ 63,596